Share Option and Warrants Reserve (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Changes in Share Option and Warrants Reserve

Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD
As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	640
Share options granted	4,186,770	645
Share options forfeited	(20,000)	(8)
Modification of share warrants	—	869
As at December 31, 2021	7,021,514	2,442
As at January 1, 2020	3,345,354	621
Share warrants & share options issued	745,000	220
Share warrants exercised	(115,000)	(2)
Share warrants cancelled and replaced with new shares	(985,610)	(541)
Share warrants repurchased	(135,000)	(2)
As at December 31, 2020	2,854,744	296
As at January 1, 2019	2,259,744	129
Share warrants issued	1,085,610	476
Modification of share warrants	—	16
As at December 31, 2019	3,345,354	621